Derivative Financial Instruments for Hedging Purposes - Schedule of Cash Flows of Borrowings from Banks and Bonds Issued Abroad (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Hedge instrument
Net cash flows
Demand [Member]
Hedge instrument
Net cash flows
Up to 1 month [Member]
Hedge instrument
Net cash flows
Over 1 month and Up to 3 months [Member]
Hedge instrument
Net cash flows
Over 3 months and Up to 12 months [Member]
Hedge instrument
Net cash flows
Over 1 year and Up to 3 years [Member]
Hedge instrument
Net cash flows
Over 3 years and Up to 5 years [Member]
Hedge instrument
Net cash flows
Over 5 years [Member]
Hedge instrument
Net cash flows
Corporate Bond [Member] | Cash Flow Hedges [Member]
Hedge element
Cash outflows	(2,320,150)	(2,254,566)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge element
Cash outflows
Corporate Bond [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedge element
Cash outflows	(472)	(450)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedge element
Cash outflows	(7,576)	(4,686)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedge element
Cash outflows	(213,764)	(199,047)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedge element
Cash outflows	(444,033)	(245,308)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedge element
Cash outflows	(357,141)	(552,541)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedge element
Cash outflows	(1,297,164)	(1,252,534)
Obligation USD [Member] | Cash Flow Hedges [Member]
Hedge element
Cash outflows	(104,466)	(89,462)
Obligation USD [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge element
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedge element
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedge element
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedge element
Cash outflows	(104,466)	(1,366)
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedge element
Cash outflows		(88,096)
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedge element
Cash outflows
Obligation USD [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedge element
Cash outflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member]
Hedge instrument
Cash inflows	2,424,616	2,344,028
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge instrument
Cash inflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Up to 1 month [Member]
Hedge instrument
Cash inflows	472	450
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 month and Up to 3 months [Member]
Hedge instrument
Cash inflows	7,576	4,686
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 months and Up to 12 months [Member]
Hedge instrument
Cash inflows	318,230	200,413
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 year and Up to 3 years [Member]
Hedge instrument
Cash inflows	444,033	333,404
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 years and Up to 5 years [Member]
Hedge instrument
Cash inflows	357,141	552,541
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 5 years [Member]
Hedge instrument
Cash inflows	$ 1,297,164	$ 1,252,534